Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated subsequent events, accordance with FASB ASC Topic 855, “Subsequent Events”, through September 18, 2017, the date which the consolidated financial statements were available to be issued. There were no subsequent events to be disclosed except as noted below.

On August 7, 2017, LeGall Holdings, Inc. announced that it had entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Le’ Grille, LLC., a New Jersey Limited Liability Company (“LG”), and the controlling members of LG (the “LG Members”) (the “Acquisition”). Pursuant to the Share Exchange Agreement, the Company acquired 100% of the issued and outstanding equity of LG from the LG Members (the “LG Ownership”) and in exchange the Company issued to LG 255,500 shares of its common stock (the “LHI Shares”). As a result of the Share Exchange Agreement, LG became a wholly owned subsidiary of the Company. The Share Exchange Agreement contains customary representations, warranties and conditions to closing. The closing of the Share Exchange (the “Closing”) occurred upon LG providing LHI with audited financial statements, with such financial statements being prepared by an independent accounting firm registered with the Public Company Accounting Oversight Board (“PCAOB”).

The Share Exchange Agreement was treated as a recapitalization of the Company for financial accounting purposes.  LG was considered the acquirer for accounting purposes. The equity of LG is presented as the equity of the combined company and the members’ equity accounts of LG is adjusted to reflect the total value of the outstanding and issued common stock of the legal acquirer (LeGall Holdings, Inc.) after giving effect to the number of shares issued in the Share Exchange Agreement.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated subsequent events, accordance with FASB ASC Topic 855, “Subsequent Events”, through April 24, 2017, the date which the financial statements were available to be issued. There were no subsequent events to be disclosed except as noted below.

On August 7, 2017, LeGall Holdings, Inc. announced that it had entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Le’ Grille, LLC., a New Jersey Limited Liability Company (“LG”), and the controlling members of LG (the “LG Members”) (the “Acquisition”). Pursuant to the Share Exchange Agreement, the Company acquired 100% of the issued and outstanding equity of LG from the LG Members (the “LG Ownership”) and in exchange the Company issued to LG 255,500 shares of its common stock (the “LHI Shares”). As a result of the Share Exchange Agreement, LG became a wholly owned subsidiary of the Company. The Share Exchange Agreement contains customary representations, warranties and conditions to closing. The closing of the Share Exchange (the “Closing”) occurred upon LG providing LHI with audited financial statements, with such financial statements being prepared by an independent accounting firm registered with the Public Company Accounting Oversight Board (“PCAOB”).

The Share Exchange Agreement was treated as a recapitalization of the Company for financial accounting purposes.  LG was considered the acquirer for accounting purposes. The equity of LG is presented as the equity of the combined company and the members’ equity accounts of LG is adjusted to reflect the total value of the outstanding and issued common stock of the legal acquirer (LeGall Holdings, Inc.) after giving effect to the number of shares issued in the Share Exchange Agreement.